Condensed Consolidated Interim Balance Sheets - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Cash and cash equivalents	$ 959,704	$ 507,311	$ 543,650
Trade accounts receivable (net of allowance for doubtful accounts of $19,694; March 31, 2017 – $38,600)	370,180	212,730	383,903
Prepaid expenses and other receivables (Note 5)	485,438	433,655	228,047
Inventories (Note 6)	155,795	237,443	228,249
Due from related parties (Note 9(a)	18,547	18,897	18,731
Total Current Assets	1,989,664	1,410,036	1,402,580
Equipment (Note 7)	150,210	159,961	227,421
Technology and other assets (Note 4)	4,635,666	4,706,719	5,030,624
Goodwill	22,308,275	22,308,275	22,308,275
Total Assets	29,083,815	28,584,991	28,968,900
Current
Accounts Payable (Notes 9(b) and 13)	736,141	724,673	784,771
Accrued liabilities (Notes 8 and 9(b))	1,127,364	1,529,505	1,228,657
Customer advances	800	800	121,562
Demand Loans (Note 8)	0	51,479	330,600
Promissory Note Payable (Note 8)		0	236,548
Convertible Loans (Note 8)	1,692,187	0	2,017,488
Conversion Feature on Convertible Loans (Note 8)	1,455,655	0
Deferred revenue	129,784	122,667	98,624
Shares to be issued, stock options and warrants (Notes 10,11 and 12)	0	5,692,853	0
Total Current Liabilities	5,141,931	8,121,977	4,818,250
Shareholders' Equity
Preferred Stock, par value $0.001; Authorized - 10,000,000; Special Voting Preferred Stock, par value $0.001; Authorized, issued and outstanding - 1 (March 31, 2018 - 1)	0	0	0
Common Shares, par value $0.001; Authorized - 500,000,000 (March 31, 2018 - 250,000,000); Issued and outstanding 247,873,882 and 41,271,880 Exchangeable Shares (March 31, 2018 - 205,328,106 and 44,271,880 Exchangeable Shares) (Note 10)	289,145	249,599	96,794
Additional paid in capital	60,147,628	55,947,606	45,088,171
Deficit	(36,537,038)	(35,776,340)	(21,076,464)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders' Equity	23,941,884	20,463,014	24,150,650
Total Liabilities and Shareholders' Equity	$ 29,083,815	$ 28,584,991	$ 28,968,900